LEASES	12 Months Ended
Sep. 30, 2025
LEASES
LEASES

10.         LEASES

The Group has entered into operating lease agreements for certain offices, which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	September 30,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets, net	321	3,675
Lease liabilities - current	63	303
Lease liabilities - non-current	65	2,341
Total operating lease liabilities	128	2,644

The components of lease expenses were as follows:

	Year ended
	September 30,
	2024	2025
	RMB	RMB
Lease cost
Amortization of right-of-use assets	113	749
Interest of operating lease liabilities	6	125
Total lease cost	119	874

For the years ended September 30, 2024 and 2025, the short-term lease expenses amounted to RMB 1.0 miliion and RMB 0.09 million, respectively.

	Year ended
	September 30,
	2024	2025
Weighted-average remaining lease term (years)	1.5	7.6
Weighted-average discount rate (% per annum)	4.2%	3.9%

As of September 30, 2025, the Company’s operating lease right of use assets and operating lease liability are RMB 3,675 and RMB 2,644, respectively. The weighted-average remaining lease term is 6.9 years and the weighted-average discount rate is 3.9%.

The following table summarizes the components of lease expense:

Year ending
September 30,
2025
RMB
Operating lease cost	874
Short-term lease cost	91
Total	965

As of September 30, 2025, the Company was obligated under the maturity of operating lease liabilities as follows:

Year ended September 30,	RMB
2026	406
2027	389
2028	389
2029	389
2030	389
Thereafter	1,166
Total undiscounted future minimum lease payments	3,128
Less: Amounts representing interest	484
Total present value of operating lease liabilities	2,644